13. COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
December 31, 2013	$ 1,600,000
December 31, 2014	1,638,000
December 31, 2015	1,677,000
December 31, 2016	1,064,000
December 31, 2017	1,085,000
Thereafter	7,648,000
Total Rents	14,712,000
Plant Avenue Annual Rent
December 31, 2013	596,000
December 31, 2014	614,000
December 31, 2015	633,000
December 31, 2016
December 31, 2017
Thereafter
Total Rents	1,843,000
Fifth Avenue Annual Rent
December 31, 2013	644,000
December 31, 2014	664,000
December 31, 2015	684,000
December 31, 2016	704,000
December 31, 2017	725,000
Thereafter	7,348,000
Total Rents	10,769,000
Lamar Street Annual Rent
December 31, 2013	360,000
December 31, 2014	360,000
December 31, 2015	360,000
December 31, 2016	360,000
December 31, 2017	360,000
Thereafter	300,000
Total Rents	$ 2,100,000